Subsequent Event (Details) (Subsequent Event [Member])	1 Months Ended
Apr. 27, 2013
Subsequent Event [Member]
Subsequent Event Textual [Abstract]
Common stock issued to Intrexon in consideration for Channel Agreement	1,034,483
Percentage of issued and outstanding common stock	8.50%